Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities
Summary of components of lease costs

The components of lease costs were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease costs	$3,469	$4,747
Variable lease costs	1,202	545
Total lease costs	$4,671	$5,292

Schedule of information related to operating lease

Supplemental cash flow information related to the operating leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cash payments included in the measurement of operating lease liabilities	$5,299	$2,903

	December 31,	December 31,
	2024	2023
Weighted-average remaining lease term (years)	8.7	9.5
Weighted-average incremental borrowing rate	11.4%	11.4%

Schedule of future minimum lease payments under non-cancelable leases

Future minimum lease payments under non-cancelable leases as of December 31, 2024 were as detailed below (in thousands):

2025	$4,959
2026	5,125
2027	5,296
2028	5,474
2029	5,658
Thereafter	21,857
Total undiscounted lease payments	48,369
Less: Imputed interest	(17,647)
Total operating lease liabilities	$30,722